S-K 1603(a) SPAC Sponsor	Jan. 20, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	HCM Investor Holdings IV, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Companies Act (As Revised) of the Cayman Islands and other applicable law, our sponsor’s business is focused on investing in our company.